SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2024	2023	2022
Revenues
Dividends from subsidiaries	$3,667	$399	$541
Undistributed income from subsidiaries	4,947	3,572	325
Equity in net income of subsidiaries	8,614	3,971	866
Intercompany investment income	149	205	92
Total revenues	8,763	4,176	958
Expenses
Interest expense	280	270	246
Deferred compensation[1]	54	20	25
Other operating costs and expenses	8	8	7
Total expenses	342	298	278
Income before income taxes	8,421	3,878	680
Benefit for income taxes	59	25	42
Net income	8,480	3,903	722
Other comprehensive income (loss)	193	1,186	(2,843)
Comprehensive income (loss)	$8,673	$5,089	$(2,121)
[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions - except per share amounts)

	December 31,
	2024	2023
Assets
Investment in affiliate	$5	$5
Investment in subsidiaries	28,850	23,410
Receivable from investment subsidiary	5,812	3,791
Intercompany receivable	641	887
Net federal deferred income taxes	82	66
Other assets	176	165
Total assets	$35,566	$28,324
Liabilities and Shareholders’ Equity
Dividends payable on common shares	$2,695	$498
Accounts payable, accrued expenses, and other liabilities	387	660
Debt[1]	6,893	6,889
Total liabilities	9,975	8,047
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0 and 0.5)	0	494
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212 and 213)	586	585
Paid-in capital	2,145	2,013
Retained earnings	24,283	18,801
Total accumulated other comprehensive income (loss)	(1,423)	(1,616)
Total shareholders’ equity	25,591	20,277
Total liabilities and shareholders’ equity	$35,566	$28,324
[1] Consists solely of long-term debt. See Note 4 – Debt in the Annual Report for further discussion.
See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2024	2023	2022
Cash Flows From Operating Activities:
Net income	$8,480	$3,903	$722
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(4,947)	(3,572)	(325)
Amortization of equity-based compensation	4	3	3
Changes in:
Intercompany receivable	246	(421)	(79)
Accounts payable, accrued expenses, and other liabilities	26	12	(22)
Income taxes	(318)	301	29
Other, net	28	10	60
Net cash provided by operating activities	3,519	236	388
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(182)	(621)	(798)
Received from (paid to) investment subsidiary	(2,021)	307	(716)
Net cash used in investing activities	(2,203)	(314)	(1,514)
Cash Flows From Financing Activities:
Redemption of preferred shares	(500)	0	0
Dividends paid to common shareholders	(674)	(234)	(234)
Dividends paid to preferred shareholders	(8)	(43)	(27)
Acquisition of treasury shares for restricted stock tax liabilities	(121)	(95)	(77)
Acquisition of treasury shares acquired in open market	(13)	(46)	(22)
Net proceeds from debt issuance	0	496	1,486
Net cash provided by (used in) financing activities	(1,316)	78	1,126
Change in cash	0	0	0
Cash - beginning of year	0	0	0
Cash - end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the condensed statements of cash flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance investment subsidiary to meet its holding company obligations. At December 31, 2024, 2023, and 2022, $6.2 billion, $4.2 billion, and $4.4 billion, respectively, of marketable securities were available in this subsidiary; a portion of these securities were used to pay the $2.7 billion common share dividends accrued at December 31, 2024.
For the years ended December 31, non-cash activity included the following:

(millions)	2024	2023	2022
Common share dividends[1]	$2,695	$498	$58
Preferred share dividends and redemption[1]	3	0	13
[1] Includes declared but unpaid dividends and unpaid excise taxes on redemption. See Note 14 – Dividends in the Annual Report for further discussion.
For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2024	2023	2022
Income taxes[1]	$2,540	$800	$705
Interest	276	265	229
[1] The increase in income taxes paid in 2024 was primarily driven by higher profitability, compared to the prior years.
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with its eligible subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in accounts payable, accrued expenses, and other liabilities or other assets, respectively, in the accompanying condensed balance sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in intercompany receivable in the accompanying condensed balance sheets.
Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in the Annual Report.
Note 4. Employee Benefit Plans — The information relating to incentive compensation and deferred compensation plans is incorporated by reference from Note 9 – Employee Benefit Plans in the Annual Report.
Note 5. Other Comprehensive Income (Loss) — On the condensed statements of comprehensive income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on fixed-maturity securities.
Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in the Annual Report. Accrued dividends are recorded as dividends payable on common shares on our condensed balance sheets; the prior year common share dividend accrual was reclassified into this line item from accounts payable, accrued expenses, and other liabilities to conform to the current year presentation.